RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Unconsolidated affiliates	Dec. 31, 2012 Unconsolidated affiliates	Dec. 31, 2011 Unconsolidated affiliates	Mar. 24, 2010 Huntsman Foundation	Dec. 31, 2013 Huntsman Foundation	Dec. 31, 2012 Huntsman Foundation	Dec. 31, 2011 Huntsman Foundation	Dec. 31, 2013 Jon M. Huntsman, executive chairman	Dec. 31, 2013 Jstar	Dec. 31, 2011 Jstar
RELATED PARTY TRANSACTIONS
Sales	$ 62,000,000	$ 67,000,000	$ 232,000,000	$ 223,000,000	$ 180,000,000	$ 232,000,000	$ 223,000,000	$ 180,000,000
Inventory purchases						597,000,000	565,000,000	465,000,000
Extension period of sublease															10 years
Monthly sublease payments															115,000
Amount payable at the end of the lease term														11,000,000
Current lease term														8 years
Amount payable by the unrelated third party to the subsidiary														2,400,000
Appraised value of building donated									10,000,000
Annual lease payments			80,000,000	79,000,000	83,000,000				2,000,000
Operating lease payments during the period										2,000,000	2,000,000	2,000,000
Extension period of lease										5 years
Amount receivable on account of life insurance premium paid for related party													$ 2,000,000